Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses are comprised of the following:

	June 30, 2023	December 31, 2022
(In $ millions)
Accrued goods and services received, not invoiced	35.7	22.2
Accrued payroll and bonus	7.9	8.6
Other accrued expenses (1)	47.0	50.0
Total	90.6	80.8
(1) Other accrued expenses include holding costs incurred with the shipyards, professional fees, management fees and other accrued expenses related to rig operations.